Financial gain (loss)	6 Months Ended
Jun. 30, 2025
Financial Income (Loss) [Abstract]
Financial gain (loss)	Financial gain (loss)
The financial loss breaks down as follows:

(amounts in thousands of euros)
FINANCIAL GAIN (LOSS)	FOR THE THREE MONTHS ENDED JUNE 30, 2024	FOR THE THREE MONTHS ENDED JUNE 30, 2025	FOR THE SIX MONTHS ENDED JUNE 30, 2024	FOR THE SIX MONTHS ENDED JUNE 30, 2025
Interest on bond loans	(1,365)	(1,981)	(1,365)	(4,136)
Interest on convertible loan notes	(1,431)	(1,372)	(2,868)	(2,728)
Interest on conditional advances and PGE	(10)	(22)	(61)	(44)
Interest on royalty certificates	(1,002)	(129)	(1,933)	(1,112)
Interest on lease liabilities	(20)	(17)	(25)	(36)
Increase in derivatives fair value	(639)	(536)	(1,547)	(482)
Increase (decrease) in other liabilities (assets) at fair value through profit and loss	(1,480)	—	—	—
Transaction costs	(1,025)	—	(1,606)	—
Foreign exchange losses	(6)	(1,352)	(76)	(2,306)
Other financial expense	(80)	(7)	(34)	(14)
Financial expenses	(7,056)	(5,415)	(9,514)	(10,857)
Interest income	2,277	190	4,811	1,049
Decrease in derivatives fair value	306	156	27	72
Decrease (increase) in other liabilities (assets) at fair value through profit and loss	—	2,765	91	1,801
Effect of unwinding the discount related to advances made to CROs	169	129	351	362
Day-one gain on recognition of financial liabilities	147	147	295	295
Foreign exchange gains	713	110	2,298	189
Financial income	3,612	3,497	7,873	3,769
Financial gain (loss)	(3,444)	(1,918)	(1,641)	(7,088)
Interest on bond loans consists of interests from the Kreos / Claret B and C tranches, drawn down in respectively March and June
2024, thus explaining the increase for the three- and six-month periods ended June 30, 2025 compared to 2024 (see Note 15.1).
Interests on convertible loan notes corresponds to interests from the Kreos / Claret OCABSA (tranche A) and from the Height notes
(see Notes 15.1 and 15.2).
Transaction costs for the three- and six-month periods ended June 30, 2024 mainly relate to the amortization of the prepaid expenses related to the transaction costs of the Kreos / Claret tranche C bond loans (see Note 15.1).
Increases and decreases in the fair value of derivatives for the six-month period ended June 30, 2025 are detailed in Notes 15.1, 15.2 and 15.7.
The decrease and  increase in other liabilities at fair value through profit or loss ("FVTPL") mainly relate to the Heights notes for the three- and six-month periods ended June 30, 2024 and June 30, 2025 respectively (see Note 15.2). For the three- and six-month periods ended June 30, 2025, this line item also includes an income of respectively €375 thousand the €462 thousand resulting from the revaluation of cash equivalents measured at FVTPL.Interest income mainly relates to the invested proceeds from (i) the Group's initial public offering on the Nasdaq Global Market and the concurrent European Private Placement from October 2023, and (ii) the
Kreos / Claret and Heights Financings. The decrease in interest income is mainly driven by the decrease in the cash & cash equivalents position (see Note 11).
Foreign exchange losses for the three- and six-month periods ended June 30, 2025 relate to the translation of cash and cash equivalents held in U.S. dollars into the Group's presentation currency as of June 30, 2025 , resulting in a loss of €1,083 thousand, and to other realized and unrealized losses on foreign exchange transactions (see Note 11).